Stock Option Plans, Shares Reserved and Warrants (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Stock Option Plans Shares Reserved And Warrants Tables
Schedule of share based compensation outstanding
The Company recorded $71,512 of share based compensation expense during the three months ended June 30, 2013. The following summarizes outstanding stock options at June 30, 2013:

	Number of Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options Vested
Non-Plan Stock Options	100,714	.35 Years	$41.27	100,714

2009 Equity Incentive Plan	6,629,140	8.05 Years	$0.34	5,124,979

The following summarizes the stock option activity for the years ended March 31, 2013 and 2012 below:

	2009 Equity Incentive Plan	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Non-Plan Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Balance as of April 1, 2011	3,550,398	$0.26	9.34 years	100,714	$41.27	2.61 years
Options Granted	1,680,000	$0.19	9.24 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2012	5,230,398	$0.24	8.69 years	100,714	$41.27	1.60 years

Options Granted	1,493,184	$0.68	9.91 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2013	6,723,582	$0.34	8.18 years	100,714	$41.27	0.60 years

Exercisable at March 31, 2013	4,653,437	$0.25	7.69 years	100,714	$41.27	0.60 years

Schedule of outstanding warrants
The following summarizes warrants outstanding at June 30, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	10,800	$0.20	January 29, 2010	January 29, 2015
Various Investors	150,000	$0.30	September 3, 2010	September 3, 2015
2013 Private Placement	14,223,763	0.715	June 26, 2013	June 25, 2018
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	15,688,668

The expiration date of the Old Adamis Warrants was extended three years to November 15, 2015. The following summarizes warrants outstanding at March 31, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Investor Warrants	275,000	$0.30	September 15, 2010	September 15, 2015
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	221,400	$0.20	January 29, 2010	January 25, 2015
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	1,800,505

Schedule of reserved shares for issuance
At June 30, 2013, the Company has reserved shares of common stock for issuance upon exercise of outstanding options and warrants, and options and other awards that may be granted in the future under the 2009 Equity Incentive Plan, as follows:

Warrants	15,688,668
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	39,028,726

The Company has reserved shares of common stock for issuance upon exercise at March 31, 2013 as follows:

Warrants	1,800,505
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	25,140,563